Nationwide Life Insurance Company: • Nationwide Variable Account

Prospectus supplement dated December 1, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your policy. Effective December 1, 2006, this investment option has changed names as indicated below.

OLD NAME	NEW NAME
Credit Suisse Mid Cap Growth Fund Common Class	Credit Suisse Mid Cap Core Fund Common Class